Risk Report - Asset Quality - Financial Assets at amortized cost by Rating Class (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	€ 796,683	€ 760,807
Allowance for credit losses	6,156	5,799
Total
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	796,683	760,807
Allowance for credit losses	6,156	5,799
iAAA–iAA
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	267,813	233,324
Allowance for credit losses	3	2
iA
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	118,886	112,351
Allowance for credit losses	12	11
iBBB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	183,266	186,847
Allowance for credit losses	70	66
iBB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	162,582	160,901
Allowance for credit losses	454	358
iB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	41,721	44,782
Allowance for credit losses	478	466
iCCC and below
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	22,415	22,603
Allowance for credit losses	5,138	4,896
Stage 1
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	727,810	681,147
Allowance for credit losses	421	438
Stage 1 | Total
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	727,810	681,147
Allowance for credit losses	421	438
Stage 1 | iAAA–iAA
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	267,161	226,138
Allowance for credit losses	2	2
Stage 1 | iA
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	118,048	110,279
Allowance for credit losses	10	10
Stage 1 | iBBB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	179,141	179,697
Allowance for credit losses	60	54
Stage 1 | iBB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	143,684	140,755
Allowance for credit losses	246	246
Stage 1 | iB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	19,776	23,090
Allowance for credit losses	100	115
Stage 1 | iCCC and below
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	0	1,188
Allowance for credit losses	3	11
Stage 2
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	53,383	63,836
Allowance for credit losses	888	736
Stage 2 | Total
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	53,383	63,836
Allowance for credit losses	888	736
Stage 2 | iAAA–iAA
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	653	7,186
Allowance for credit losses	1	0
Stage 2 | iA
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	828	2,061
Allowance for credit losses	3	1
Stage 2 | iBBB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	4,125	7,150
Allowance for credit losses	10	12
Stage 2 | iBB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	18,896	20,146
Allowance for credit losses	208	111
Stage 2 | iB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	21,945	21,692
Allowance for credit losses	378	351
Stage 2 | iCCC and below
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	6,937	5,601
Allowance for credit losses	289	260
Stage 3
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	14,874	15,214
Allowance for credit losses	4,600	4,412
Stage 3 | Total
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	14,874	15,214
Allowance for credit losses	4,600	4,412
Stage 3 | iAAA–iAA
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	0	0
Allowance for credit losses	0	0
Stage 3 | iA
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	0	0
Allowance for credit losses	0	0
Stage 3 | iBBB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	0	0
Allowance for credit losses	0	0
Stage 3 | iBB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	0	0
Allowance for credit losses	0	0
Stage 3 | iB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	0	0
Allowance for credit losses	0	0
Stage 3 | iCCC and below
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	14,874	15,214
Allowance for credit losses	4,600	4,412
Stage 3 POCI
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	615	609
Allowance for credit losses	247	213
Stage 3 POCI | Total
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	615	609
Allowance for credit losses	247	213
Stage 3 POCI | iAAA–iAA
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	0	0
Allowance for credit losses	0	0
Stage 3 POCI | iA
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	10	10
Allowance for credit losses	0	0
Stage 3 POCI | iBBB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	0	0
Allowance for credit losses	0	0
Stage 3 POCI | iBB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	1	0
Allowance for credit losses	0	0
Stage 3 POCI | iB
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	0	0
Allowance for credit losses	0	0
Stage 3 POCI | iCCC and below
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross carrying amount	604	599
Allowance for credit losses	€ 247	€ 213